Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by operating segment during the three months ended March 31, 2013 were as follows:

	Consumer Services Segment	Business Services Segment	Total
	(in thousands)
Balance as of December 31, 2012
Goodwill	$88,920	$378,373	$467,293
Accumulated impairment loss	—	(87,878)	(87,878)
	88,920	290,495	379,415

Goodwill impairment	—	(256,700)	(256,700)

Balance as of March 31, 2013
Goodwill	88,920	378,373	467,293
Accumulated impairment loss	—	(344,578)	(344,578)
	$88,920	$33,795	$122,715

Schedule of gross carrying value and accumulated amortization by major intangible asset
The following table presents the components of the Company’s acquired identifiable intangible assets included in the accompanying Condensed Consolidated Balance Sheets as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012			As of March 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in thousands)
Customer relationships	$361,961	$(160,513)	$201,448	$363,156	$(175,148)	$188,008
Developed technology and software	24,311	(14,801)	9,510	24,311	(15,818)	8,493
Trade names	9,121	(6,345)	2,776	9,121	(6,978)	2,143
Other	1,800	(849)	951	1,800	(998)	802
	$397,193	$(182,508)	$214,685	$398,388	$(198,942)	$199,446

Schedule of amortization of intangible assets included in depreciation and amortization
Amortization of intangible assets, which is included in depreciation and amortization in the Condensed Consolidated Statements of Comprehensive Income (Loss), for the three months ended March 31, 2012 and 2013 was as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Amortization expense	$17,680	$16,434